Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2019
Income tax expense	$ 1,859	$ 2,065	$ 4,240	$ 5,486
Reduction of the tax rate			22.00%			25.00%
Non-cash income tax expense	215	214	$ 638	636
Increases in uncertain tax positions	96	$ 234	289	$ 445
Unrecognized tax benefits	$ 2,572		$ 2,572			$ 2,283
Scenario, Forecast [Member]
Reduction of the tax rate					22.00%